Leases - Schedule of Lease obligation adoption (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Lease liabilities, beginning of period	$ 3,169	$ 4,031
Terminations	0	(124)
Interest expense on lease liabilities	207	265
Payment of lease liabilities	(913)	(1,003)
Balance, end of period	2,463	3,169
Current portion	775	706
Non-current portion	$ 1,688	$ 2,463